Change in Fiscal Year End	6 Months Ended
Jun. 30, 2014
Change In Fiscal Year End [Abstract]
Change in fiscal year end
1	Change in fiscal year end

On July 21, 2014, the Board of Directors of DelMar Pharmaceuticals, Inc. (“the Company”) approved a change in the Company’s fiscal year end from December 31 to June 30. As a result of this change, the Company has prepared consolidated financial statements for the six-month transition period ended June 30, 2014. References to any of the Company’s 2013 or earlier fiscal years mean the fiscal year ending December 31 of that calendar year.